Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Fair Value of Each Stock Option Award is Estimated on Grant Date, Using Option Valuation Models	The expected dividend yield is estimated based on the assumption that the dividend yield at date of grant will be maintained over the expected life of the grant.

	2022	2021	2020
Risk-free interest rate	1.64%	0.68%	1.44%
Expected volatility	34%	36%	27%
Expected life, in years	5.11	6.17	6.15
Expected dividend yield	0.95%	1.10%	1.19%

Schedule of Stock Appreciation Rights Activity
Information regarding Time SARs and Performance SARs activity during 2022, 2021 and 2020 is summarized below (share amounts in thousands):

	Time SARs	Performance SARs	Total SARs	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (dollars in millions)
SARs outstanding, December 31, 2019	9,050	2,144	11,194	$71.79
Granted	1,120	—	1,120	144.47
Exercised	(2,159)	(1,325)	(3,484)	44.07
Cancelled	(175)	—	(175)	111.69

SARs outstanding, December 31, 2020	7,836	819	8,655	91.53
Granted	877	—	877	174.98
Exercised	(2,443)	(533)	(2,976)	67.57
Cancelled	(108)	—	(108)	138.32

SARs outstanding, December 31, 2021	6,162	286	6,448	113.15
Granted	570	—	570	236.00
Exercised	(660)	(159)	(819)	90.84
Cancelled	(112)	—	(112)	182.87

SARs outstanding, December 31, 2022	5,960	127	6,087	$126.38	5.7 years	$691

SARs exercisable, December 31, 2022	4,022	127	4,149	$102.20	4.7 years	$572

Schedule of Restricted Stock Units Activity
Information regarding RSUs and PSUs activity during
2022
,
2021
and
2020
is summarized below (share amounts in thousands):

	RSUs	PSUs	Total RSUs and PSUs	Weighted Average Grant Date Fair Value
RSUs and PSUs outstanding, December 31, 2019	2,620	3,035	5,655	$105.23
Granted	1,048	808	1,856	144.17
Performance adjustment	—	206	206	81.89
Vested	(1,030)	(1,364)	(2,394)	88.63
Cancelled	(162)	(93)	(255)	124.50

RSUs and PSUs outstanding, December 31, 2020	2,476	2,592	5,068	125.40
Granted	899	689	1,588	174.34
Performance adjustment	—	684	684	102.02
Vested	(992)	(1,772)	(2,764)	106.62
Cancelled	(192)	(110)	(302)	149.07

RSUs and PSUs outstanding, December 31, 2021	2,191	2,083	4,274	150.32
Granted	611	455	1,066	235.71
Performance adjustment	—	699	699	138.45
Vested	(878)	(1,399)	(2,277)	138.41
Cancelled	(140)	(123)	(263)	183.86

RSUs and PSUs outstanding, December 31, 2022	1,784	1,715	3,499	$179.18